UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.   REPORTS TO STOCKHOLDERS.

================================================================================

                                       AIG
                                MONEY MARKET FUND



                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2006


                             ---------------------

                               [AIG Logo Omitted]

                             ---------------------




                                   ADVISED BY

                           AIG GLOBAL INVESTMENT CORP.


================================================================================

                              AIG MONEY MARKET FUND

The AIG Money Market Fund (the "Fund") is a money market mutual fund that offers investors a convenient and economical way to invest in a professionally managed diversified portfolio of U.S. dollar denominated short-term high quality securities. The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income. It is also a fundamental policy of the Fund to maintain a stable share price of US$1.00.

There is no assurance that the Fund will achieve its investment objective or that it will be able to maintain a constant share price of US$1.00 on a continuous basis. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is offered by prospectus through its distributor or sub-distributor.


                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Statement of Net Assets .....................................................  2

Statement of Operations .....................................................  4

Statement of Changes in Net Assets ..........................................  5

Financial Highlights ........................................................  6

Notes to Financial Statements ...............................................  7

Disclosure of Fund Expenses ................................................. 11

STATEMENT OF NET ASSETS                                    AIG MONEY MARKET FUND
APRIL 30, 2006 (UNAUDITED)
================================================================================

AIG MONEY MARKET FUND
---------------------------------------------------------
SECTOR WEIGHTINGS*

[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

48.8% - BANKS
34.4% - REPURCHASE AGREEMENTS
11.9% - FINANCIAL SERVICES
 4.9% - TIME DEPOSIT
*PERCENTAGES ARE BASED ON TOTAL INVESTMENTS
---------------------------------------------------------
    FACE
    AMOUNT                                         VALUE
    (000)                                          (000)
---------------------------------------------------------
CERTIFICATES OF DEPOSIT (48.6%)
---------------------------------------------------------
BANKS (48.6%)
---------------------------------------------------------
             Australia And New Zealand
               Banking Group
   $ 50,000    5.050%, 09/29/06               $   49,995
             Banco Bilbao Vizcaya Argetaria SA
     49,500    4.630%, 05/03/06                   49,500
             Calyon Corporation &
               Investment Bank
     50,000    5.000%, 08/07/06                   50,000
             Fortis Bank
     50,000    4.780%, 05/04/06                   50,000
             HBOS Treasury Services PLC
     50,000    4.650%, 05/08/06                   50,000
             Natexis Banques Populaires
     50,000    4.625%, 05/03/06                   50,000
             Royal Bank of Canada
     83,108    4.713%, 05/19/06                   83,108
             San Paolo ImI US Financial Company
     60,000    4.750%, 05/30/06                   60,000
             Societe Generale
     50,000    4.780%, 05/10/06                   50,000
---------------------------------------------------------
                                                 492,603
---------------------------------------------------------
            TOTAL CERTIFICATES OF DEPOSIT
            (Cost $492,603)                      492,603
---------------------------------------------------------


---------------------------------------------------------
    FACE
    AMOUNT                                         VALUE
    (000)                                          (000)
---------------------------------------------------------
COMMERCIAL PAPER (A) (11.8%)
---------------------------------------------------------
FINANCIAL SERVICES (11.8%)
---------------------------------------------------------
             BNP Paribas Finance, Inc.
   $ 40,000    4.820%, 05/01/06               $   40,000
             Morgan Stanley
     40,000    4.850%, 05/08/06                   39,962
             UBS Finance Delaware LLC
     40,000    4.820%, 05/01/06                   40,000
---------------------------------------------------------
                                                 119,962
---------------------------------------------------------
            TOTAL COMMERCIAL PAPER
            (Cost $119,962)                      119,962
---------------------------------------------------------
TIME DEPOSIT (4.9%)
---------------------------------------------------------
             Svenska Handelsbanken
     50,000    4.860%, 05/01/06                   50,000
---------------------------------------------------------
            TOTAL TIME DEPOSIT
            (Cost $50,000)                        50,000
---------------------------------------------------------
REPURCHASE AGREEMENTS (34.3%)
---------------------------------------------------------
    100,000  ABN Amro Bank
             4.64%, dated 4/28/06 to be
             repurchased on 5/01/06,
             repurchase price $100,038,667
             (collateralized by U.S.
             Government obligation par
             value $79,267,000, 8.125%,
             8/15/19; with total market
             value $102,000,000)                 100,000

    200,000  Deutsche Bank
             4.78%,  dated  4/28/06,
             to be repurchased on 5/1/06,
             repurchase price $200,079,667
             (collateralized by U.S.
             Government obligations,
             ranging in par value
             $2,327,000- $69,478,000,
             3.401%- 5.125%, 5/11/06-
             1/28/14; with total market
             value $204,000,902)                 200,000


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                    AIG MONEY MARKET FUND
APRIL 30, 2006 (UNAUDITED)
================================================================================

AIG MONEY MARKET FUND
---------------------------------------------------------
    FACE
    AMOUNT                                         VALUE
    (000)                                          (000)
---------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
---------------------------------------------------------
   $ 47,450  Merrill Lynch
             5.625% dated 4/28/2006, to be
             repurchased on 5/1/2006,
             repurchaseprice $47,472,242
             (collateralized by U.S.
             Government obligation, par
             value $48,745,000, 5.625%;
             with totalmarket value
             $48,400,009)                     $   47,450
---------------------------------------------------------
            TOTAL REPURCHASE AGREEMENTS
            (Cost $347,450)                      347,450
---------------------------------------------------------
            TOTAL INVESTMENTS (99.6%)
            (Cost $1,010,015)                 $1,010,015
--------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.4%)
---------------------------------------------------------
Payable for Advisory Fees                           (141)
Payable for Administrative Fees                      (45)
Payable for Distribution Fees                        (14)
Income Distributions Payable                          (8)
Payable for Chief Compliance Officer Fees             (7)
Payable for Trustees' Fees                            (4)
Other Assets and Liabilities, Net                  3,991
---------------------------------------------------------
            TOTAL OTHER ASSETS & LIABILITIES       3,772
---------------------------------------------------------
            NET ASSETS (100%)                 $1,013,787
---------------------------------------------------------
NET ASSETS:
Portfolio Shares (unlimited
  authorization -- no par value)              $1,013,787
---------------------------------------------------------
NET ASSETS                                    $1,013,787
---------------------------------------------------------
NET ASSET VALUE, Offering and Redemption
  Price Per Share -- Class A
  ($944,627,631 O 944,663,393 shares)              $1.00
---------------------------------------------------------
NET ASSET VALUE, Offering and Redemption
  Price Per Share -- Class B
  ($69,159,774 O 69,139,758 shares)                $1.00
---------------------------------------------------------
            NET ASSETS                        $1,013,787
---------------------------------------------------------
(A) The rate reported is the effective yield at time of purchase.
LLC -- Limited Liability Company
PLC -- Public Limited Company



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)                              AIG MONEY MARKET FUND
FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)
================================================================================


AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                                      $30,556
                                                                        -------
   Total Investment Income                                               30,556
                                                                        -------

EXPENSES:
   Investment Advisory Fees                                               1,733
   Administration Fees                                                      306
   Distribution Fees (1)                                                    129
   Trustees' Fees                                                             6
   Chief Compliance Officer Fees                                              3
   Transfer Agent Fees                                                       49
   Custodian Fees                                                            39
   Professional Fees                                                         27
   Registration and Filing Fees                                              24
   Printing Fees                                                             15
   Other Fees                                                                29
                                                                        -------
   Total Expenses                                                         2,360
                                                                        -------
   Less: Investment Advisory Fees Waived                                   (693)
   Administrative Fees Waived                                               (84)
   Distribution Fees Waived                                                 (55)
                                                                        -------
   Net Expenses                                                           1,528
                                                                        -------
   Net Investment Income                                                 29,028
                                                                        -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $29,028
                                                                        =======

(1) Distribution fees are incurred by Class B shares only.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)                                               AIG MONEY MARKET FUND
FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 2005
============================================================================================================


                                                                          11/01/05 TO            11/01/04 TO
AIG MONEY MARKET FUND                                                      04/30/06               10/31/05
------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                $     29,028          $      31,931
                                                                        ------------          -------------
     Increase in Net Assets Resulting from Operations                         29,028                 31,931
                                                                        ------------          -------------

DIVIDENDS:
   Net Investment Income
     Class A                                                                 (27,550)               (29,581)
     Class B                                                                  (1,478)                (2,350)
                                                                        ------------          -------------
   Total Dividends                                                           (29,028)               (31,931)
                                                                        ------------          -------------

CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Class A
     Issued                                                               39,948,184            107,563,735
     In Lieu of Cash Distributions                                            27,378                 29,510
     Redeemed                                                            (40,359,493)          (107,094,470)
                                                                        ------------          -------------
       Net Class A Share Transactions                                       (383,931)               498,775
                                                                        ------------          -------------
   Class B
     Issued                                                                    8,670                 37,250
     In Lieu of Cash Distributions                                             1,476                  2,327
     Redeemed                                                                (24,456)               (56,659)
                                                                        ------------          -------------
       Net Class B Share Transactions                                        (14,310)               (17,082)
                                                                        ------------          -------------
Net Increase (Decrease) in Net Assets from Capital Share Transactions       (398,241)               481,693
                                                                        ------------          -------------
Total Increase (Decrease) in Net Assets                                     (398,241)               481,693

NET ASSETS:
   Beginning of Period                                                     1,412,028                930,335
                                                                        ------------          -------------
   End of Period                                                        $  1,013,787          $   1,412,028
                                                                        ============          =============





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                                   AIG MONEY MARKET FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
============================================================================================================
FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED) AND THE YEARS ENDED OCTOBER 31,




                       NET                                                      NET                NET
                      ASSET                            DIVIDENDS               ASSET              ASSETS
                      VALUE        NET      TOTAL      FROM NET                VALUE               END
                    BEGINNING  INVESTMENT   FROM      INVESTMENT    TOTAL       END      TOTAL   OF PERIOD
                    OF PERIOD    INCOME   OPERATIONS    INCOME    DIVIDENDS  OF PERIOD  RETURN+    (000)
                    ---------  ---------- ----------  ----------  ---------  ---------  -------  ----------
---------------------
AIG MONEY MARKET FUND
---------------------
   CLASS A
     2006**           $1.00      $0.02*     $0.02*      $(0.02)    $(0.02)     $1.00     2.11%   $  944,627
     2005              1.00       0.03*      0.03*       (0.03)     (0.03)      1.00     2.73     1,328,558
     2004              1.00       0.01*      0.01*       (0.01)     (0.01)      1.00     1.15       829,783
     2003              1.00       0.01       0.01        (0.01)     (0.01)      1.00     1.07       914,380
     2002              1.00       0.02       0.02        (0.02)     (0.02)      1.00     1.71       800,913
     2001              1.00       0.05       0.05        (0.05)     (0.05)      1.00     4.70     1,367,925
   CLASS B
     2006**           $1.00      $0.02*     $0.02*      $(0.02)    $(0.02)     $1.00     2.01%   $   69,160
     2005              1.00       0.02*      0.02*       (0.02)     (0.02)      1.00     2.53        83,470
     2004              1.00       0.01*      0.01*       (0.01)     (0.01)      1.00     0.95       100,552
     2003              1.00       0.01       0.01        (0.01)     (0.01)      1.00     0.77       148,448
     2002              1.00       0.01       0.01        (0.01)     (0.01)      1.00     1.36       146,076
     2001              1.00       0.04       0.04        (0.04)     (0.04)      1.00     4.34       153,852


                                    RATIO       RATIO
                                   OF NET    OF EXPENSES
                       RATIO     INVESTMENT  TO AVERAGE
                     OF EXPENSES   INCOME    NET ASSETS
                     TO AVERAGE  TO AVERAGE  (EXCLUDING
                     NET ASSETS  NET ASSETS   WAIVERS)
                     ----------  ----------  -----------
---------------------
AIG MONEY MARKET FUND
---------------------
   CLASS A
     2006**              0.21%      4.20%       0.31%
     2005                0.21       2.71        0.31
     2004                0.08       1.13        0.33
     2003                0.17       1.07        0.33
     2002                0.22       1.72        0.32
     2001                0.22       4.38        0.32
   CLASS B
     2006**              0.41%      4.00%       0.67%
     2005                0.41       2.46        0.66
     2004                0.28       0.93        0.68
     2003                0.47       0.77        0.68
     2002                0.57       1.35        0.67
     2001                0.57       4.18        0.67


 + Returns are for the period indicated and have not been annualized. Total return would have been lower had certain fees not been waived by the Adviser, Sub-Distributor and Administrator during the periods indicated.

 * Per share calculations based on the Average Shares method.

** For the six month period ended April 30, 2006. All ratios for the period have been annualized.

Note (unaudited): The 7-day current and effective annualized yields, as of April 30, 2006, are: Class A shares 4.59% and 4.70%, respectively and Class B shares 4.42% and 4.49%, respectively. Most current yield information may be obtained by calling 1-800-845-3885 or 1-800-249-7445. The performance in the above table does not reflect the deduction of taxes on Fund distributions that the shareholder may be required to pay based on his/her tax bracket.







    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
APRIL 30, 2006 (UNAUDITED)
================================================================================


1.   ORGANIZATION:

     THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the O1940 ActO), as an open-end management investment company with 36 funds. The financial statements herein are those of one such fund, the AIG Money Market Fund (the OFundO), which offers two classes of shares: Class A and Class B. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

     The AIG Money Market Fund is a money market fund, offered by prospectus through its distributor or sub-distributor. The prospectus should be read carefully prior to making an investment.

     The AIG Money Market Fund seeks to preserve the value of the shareholders' investment at $1.00 per share, although there is no assurance that this will be so on a continuing basis and it is possible to lose money. Money market fund shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Past performance does not guarantee future results and the yield will fluctuate.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Fund.

         USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

         SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

         REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (OcollateralO), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

         EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expen ses of the Trust are prorated to the funds based on the number of funds and/or relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized gains and losses of the Fund are allocated to the respective classes on the basis of the relative net asset value each day.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
APRIL 30, 2006 (UNAUDITED)
================================================================================


         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

3.   TRANSACTIONS WITH AFFILIATES:

     Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

     The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4.  ADMINISTRATION,  SHAREHOLDER  SERVICING,  DISTRIBUTION  AND TRANSFER  AGENCY
    AGREEMENTS:

     The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.05% of the Fund's average daily net assets up to and including $1 billion and 0.03% of the Fund's average daily net assets in excess of $1 billion. There is a minimum annual fee of $110,000 per fund plus $15,000 for each additional class.

     The Fund and the Administrator entered into an agreement dated May 20, 2005 whereby the Administrator agreed to pay the Fund's transfer agency expenses up to a maximum of $110,000 annually to the extent aggregate annual average net assets of Class A and Class B Shares remain greater than $500 million. A waiver of the Administration fee on a dollar for dollar basis will offset transfer agency expenses billed to the Fund. In accordance with this agreement, the Administrator waived $84,388 of Administration fees for the six months ended April 30, 2006.

     The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

     AIG Equity Sales Corp.,  an indirect  wholly owned  subsidiary  of American
International Group, Inc., serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund has adopted a Distribution Plan (Othe PlanO) relating to the Class B shares pursuant to the 1940 Act, Rule 12b-1. The Plan provides for payment of fees to the Distributorat an annual rate of 0.35% of the Fund's average daily net assets of the Class B shares. Such fees are then paid to theSub-Distributor for services provided. As of April 30, 2006, the Sub-Distributor has voluntarily agreed to waive 0.15%, reducing the annual fee to 0.20% of the Fund's average daily net assets. The waiver is voluntary and may be terminatedat any time.

     DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5.   INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

     The Trust and AIG Global Investment Corp. (the "Advisor"), an indirect, wholly owned subsidiary of American International Group, Inc., are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor receives an annual fee equal to 0.25% of the Fund's average daily net assets. The Advisor

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
APRIL 30, 2006 (UNAUDITED)
================================================================================


has voluntarily agreed to waive and reduce its fee and to waive additional fees and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.40% of the Fund's average daily net assets of Class A and not more than 0.75% of the Fund's average daily net assets of Class B. For the six months ended April 30, 2006, the Advisor waived 0.10% of its annual fee, reducing the annual fee to 0.15% of the Fund's average daily net assets. Fee waivers are voluntary and may be terminated at any time.

     Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6.   FEDERAL TAX INFORMATION:

     It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

     The tax character of dividends and distributions paid during the years ended October 31, 2005 and October 31, 2004 were as follows:

                                                            ORDINARY
                                                             INCOME
                                             YEAR             (000)
                                             ----            -------
                                             2005            $31,931
                                             2004             12,972

     As of October 31, 2005, the components of Distributable Earnings were as follows (000):

                  Undistributed Ordinary Income ........................  $ 3
                  Other Temporary Differences ..........................   (3)
                                                                          ===
                  Total Distributable Earnings .........................  $ 0
                                                                          ===

     For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2005, there were no capital loss carryforwards.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
APRIL 30, 2006 (UNAUDITED)
================================================================================


7.   CONCENTRATION OF CREDIT RISK:

     The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in the banking industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at April 30, 2006, is as follows:

                                S & P                  MOODY'S
                            --------------          ------------
                            A1 +     81.2%          P1    100.0%
                            A1       18.8           NR       --
                                    ------                ------
                                    100.0%                100.0%
                                    ======                ======

     In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

8.   CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

     The Board has selected Ernst & Young LLP (E&Y) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, neither the Trust, its portfolios, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

     The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with theperformance of the Fund's former auditor, KPMG LLP. The dismissal of KPMG LLP, the Fund's former independent registered public accounting firm, effective upon its completion of its audits for the fiscal year ended October 31, 2005 and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's report on the Fund's financial statements for the fiscal years ended October 31, 2005 and October 31, 2004 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

================================================================================


All mutual funds have operating expenses. As a shareholder of a mutual fund your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid overthat period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.


--------------------------------------------------------------------------------
                           BEGINNING        ENDING                     EXPENSE
                           ACCOUNT          ACCOUNT      ANNUALIZED     PAID
                             VALUE           VALUE         EXPENSE     DURING
                           11/01/05        04/30/06        RATIOS      PERIOD*
--------------------------------------------------------------------------------
AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
CLASS A                   $1,000.00       $1,021.10         0.21%       $1.04
Class B                    1,000.00        1,020.10         0.41         2.09

HYPOTHETICAL 5% RETURN
CLASS A                    1,000.00        1,024.15         0.21         1.07
Class B                    1,000.00        1,023.13         0.41         2.10
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the year, multiplied by 181/365 (to reflect the one-half year period shown).

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

================================================================================


BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT: Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on November 14, 2005, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser;
(ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, representatives from the Adviser reviewed the investment objective of the Fund, asset flows and firm organizational matters. They also discussed portfolio characteristics, interest rate trends and market and performance information. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER: In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER: The Board also compared the Fund's performance to benchmark indices and other similar mutual funds over various periods of time and concluded that the Fund's performance was reasonable.

COST OF SERVICES PROVIDED, PROFITABILITY AND ECONOMIES OF SCALE: In concluding that the Advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and Advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the Advisory fee was reasonable and the result of arm's length negotiations, and the expense ratio paid by the Fund was consistent with industry standards. The Board also considered the Adviser's voluntary agreement to waive a portion of its Advisory fee in an effort to control the Fund's expense ratio, and noted that this agreement could be discontinued at any time. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities,as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-845-3885; and (ii) on the Commission's website at http://www.sec.gov.

                                      NOTES

                                      NOTES

================================================================================


    INVESTMENT ADVISOR:
    AIG GLOBAL INVESTMENT CORP.
    70 PINE STREET
    NEW YORK, NY 10270

    DISTRIBUTOR:
    SEI INVESTMENTS DISTRIBUTION CO.
    ONE FREEDOM VALLEY DRIVE
    OAKS, PA 19456

    SUB-DISTRIBUTOR:
    AIG EQUITY SALES CORP.
    70 PINE STREET
    NEW YORK, NY 10270

    ADMINISTRATOR:
    SEI INVESTMENTS GLOBAL FUNDS SERVICES
    ONE FREEDOM VALLEY DRIVE
    OAKS, PA 19456

    LEGAL COUNSEL:
    MORGAN, LEWIS & BOCKIUS LLP
    1111 PENNSYLVANIA AVE., N.W.
    WASHINGTON, D.C. 20004

    INDEPENDENT REGISTERED PUBLIC
    ACCOUNTING FIRM:
    ERNST & YOUNG
    TWO COMMERCE SQUARE
    SUITE 4000
    2001 MARKET STREET
    PHILADELPHIA, PA 19103

    For information call: 1-800-845-3885


    This information must be preceded or accompanied by a current prospectus.

    AIG-SA-006-1200
================================================================================

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006


By (Signature and Title)*                     /s/ Michael Lawson
                                              -------------------------------
                                              Michael Lawson
                                              Controller & CFO


Date:  June 21, 2006

* Print the name and title of each signing officer under his or her signature.